Equity Method Investments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) bunkeringUnit	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 25, 2023	Dec. 31, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method gains	$ 16,911,000	$ 20,607,000	$ 25,794,000
Equity method investments	$ 253,729,000	174,910,000	148,534,000		$ 150,209,000
Yara Clean Ammonia | Azane Fuel Solutions AS ("Azane")
Schedule of Equity Method Investments [Line Items]
Number of ammonia bunkering units pre-ordered | bunkeringUnit	15
Enterprise Navigator Ethylene Terminal LLC (“Export Terminal Joint Venture”)
Schedule of Equity Method Investments [Line Items]
Equity contributions to joint venture	$ 270,500,000	181,500,000
Difference in the carrying amount and the underlying equity	5,200,000	5,500,000
Costs amortized	$ 300,000	$ 300,000	$ 300,000
Equity method investment, ownership percentage	50.00%	50.00%
Enterprise Navigator Ethylene Terminal LLC (“Export Terminal Joint Venture”) | Terminal Expansion Project
Schedule of Equity Method Investments [Line Items]
Equity contributions to joint venture	$ 89,000,000.0	$ 35,000,000.0
Unigas International B.V. (“Unigas”)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	33.30%	33.30%
Dan Unity CO2 A/S ("Dan Unity")
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Luna Pool Agency Limited (“Pool Agency”)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Equity method investments	$ 1	$ 1
Azane Fuel Solutions AS ("Azane")
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	9.50%	9.50%		9.50%
Bluestreak CO2 Limited ("Bluestreak")
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%